CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (6,497)		$ 201	$ (2,643)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	651		$ 690	$ 752
Impairment of goodwill	587	[1]
Amortization of discount on convertible note and loans	2,684		$ 43	$ 489
Severance pay, net	53		(15)	50
Decrease (increase) in trade receivables, net	(583)		1,435	491
Decrease (increase) in other accounts receivable and prepaid expenses	$ 224		$ 13	484
Grants received from Chief Scientist's Office (OCS)				15
Decrease (increase) in unbilled receivables	$ 1,467		$ (599)	(236)
Decrease (increase) in inventories	(487)		111	449
Increase (decrease) in trade payables	584		(1,594)	981
Increase (decrease) in other accounts payable and accrued expenses	(1,448)		(163)	600
Net cash provided by (used in) operating activities	(2,765)		122	1,432
Cash flows from investing activities:
Purchase of property, plant and equipment	(374)		(328)	(370)
Increase in deposits, net	(10)		2	3
Change in restricted deposits, net	6		392	282
Net cash provided by (used in) investing activities	$ (378)		66	(85)
Cash flows from financing activities:
Proceeds from- loans from shareholders			$ 1,000	$ 850
Issuance of Ordinary shares, net	$ 7,430
Proceeds from (repayment of) short-term bank credit, net	827		$ (298)	$ (1,285)
Repayment of short term loan from shareholders	(5,030)		(1,230)
Net cash provided by (used in) financing activities from continuing operations	3,227		(528)	$ (435)
Effect of exchange rate changes on cash and cash equivalents	(116)		(11)	61
Increase (decrease) in cash and cash equivalents	(32)		(351)	973
Cash and cash equivalents at the beginning of the year	1,786		2,137	1,164
Cash and cash equivalents at the end of the year	1,754		1,786	2,137
Net cash paid during the year for:
Income taxes	15		35	14
Interest	2,106		57	180
Non-cash transactions
Transfer of inventory to property, plant and equipment	573		37	25
Purchase of property, plant and equipment in credit	$ 62		$ 144	$ 11

[1]	During the fourth quarter of 2015, the Company determined that sufficient indicators of potential impairment existed which require goodwill impairment analysis. These indicators included the trading value of the Company's stock at the time of the impairment test, coupled with existing market conditions and business trends. Based on the step one and step two analyses, the Company recorded goodwill impairment charge in 2015, in the amount of $587.